Quarterly Report
March 31, 2019
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.1%
Aerospace – 1.0%
TransDigm, Inc., 6.5%, 7/15/2024		$1,155,000	$1,186,762
TransDigm, Inc., 6.5%, 5/15/2025		555,000	563,381
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,160,000	1,208,140
TransDigm, Inc., 6.375%, 6/15/2026		915,000	905,713
			$3,863,996
Asset-Backed & Securitized – 0.0%
CWCapital Cobalt Ltd., CDO, “F”, FLR, 1.619% (0% cash or 1.619% PIK), (LIBOR - 3 mo. + 1.3%), 4/26/2050 (a)(p)(z)		$1,202,003	$120
Automotive – 1.8%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$3,084,000	$3,076,290
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		165,000	166,856
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		1,945,000	1,847,750
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (z)		1,715,000	1,719,288
			$6,810,184
Broadcasting – 2.9%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$1,535,000	$1,581,050
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		530,000	540,600
Match Group, Inc., 6.375%, 6/01/2024		1,750,000	1,839,687
Netflix, Inc., 5.875%, 2/15/2025		1,475,000	1,593,959
Netflix, Inc., 4.875%, 4/15/2028		450,000	445,500
Netflix, Inc., 5.875%, 11/15/2028 (n)		1,775,000	1,874,844
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	715,000	855,831
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$525,000	534,188
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,595,000	1,614,937
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		300,000	307,875
			$11,188,471
Building – 4.8%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,880,000	$1,929,350
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		1,305,000	1,322,944
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		1,233,000	1,165,185
Core & Main LP, 6.125%, 8/15/2025 (z)		1,380,000	1,349,364
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		810,000	797,850
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		1,420,000	1,373,850
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		1,000,000	898,020
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		1,710,000	1,731,375
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		997,000	969,692
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		1,134,000	1,128,330
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,045,000	1,071,125
Standard Industries, Inc., 6%, 10/15/2025 (n)		1,950,000	2,041,825
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,850,000	1,888,573
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		450,000	433,125
			$18,100,608
Business Services – 4.2%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$540,000	$552,150
Ascend Learning LLC, 6.875%, 8/01/2025 (z)		1,325,000	1,316,719
CDK Global, Inc., 4.875%, 6/01/2027		2,155,000	2,152,306
Equinix, Inc., 5.375%, 4/01/2023		745,000	758,038
Equinix, Inc., 5.75%, 1/01/2025		1,000,000	1,036,875
Equinix, Inc., 5.875%, 1/15/2026		1,045,000	1,100,855
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		1,635,000	1,604,344
First Data Corp., 5%, 1/15/2024 (n)		2,785,000	2,857,062
MSCI, Inc., 4.75%, 8/01/2026 (n)		1,615,000	1,659,412

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		$960,000	$1,036,800
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		835,000	859,532
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		1,005,000	1,002,488
			$15,936,581
Cable TV – 8.7%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$665,000	$679,963
Altice Financing S.A., 7.5%, 5/15/2026 (n)		200,000	197,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		2,250,000	2,309,062
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		815,000	841,488
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		3,780,000	3,954,825
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		1,595,000	1,655,291
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		1,340,000	1,377,252
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,960,000	3,022,604
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		875,000	937,606
DISH DBS Corp., 5.875%, 11/15/2024		750,000	630,000
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		785,000	694,961
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		1,805,000	1,601,938
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		920,000	930,350
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,605,000	1,663,181
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		745,000	764,556
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		2,400,000	2,352,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,865,000	1,935,683
Viasat, Inc., 5.625%, 4/15/2027 (n)		505,000	513,893
Videotron Ltd., 5.375%, 6/15/2024 (n)		455,000	474,906
Videotron Ltd., 5.125%, 4/15/2027 (n)		2,360,000	2,407,200
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	203,250
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		1,655,000	1,665,344
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		2,080,000	2,054,000
			$32,866,753
Chemicals – 2.7%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$2,025,000	$2,027,531
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		1,235,000	1,244,263
OCI N.V., 6.625%, 4/15/2023 (n)		2,065,000	2,141,405
PolyOne Corp., 5.25%, 3/15/2023		1,565,000	1,611,950
SPCM S.A., 4.875%, 9/15/2025 (n)		1,970,000	1,928,729
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	925,000	1,038,123
Starfruit Finco B.V./Starfruit US Holdco LLC, 6.5%, 10/01/2026		325,000	364,746
			$10,356,747
Computer Software – 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$1,485,000	$1,512,837
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		935,000	1,005,640
			$2,518,477
Computer Software - Systems – 2.1%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		$370,000	$388,963
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		510,000	522,750
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,730,000	1,781,900
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		1,205,000	1,235,125
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		2,410,000	2,470,057
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,540,000	1,555,400
			$7,954,195
Conglomerates – 3.6%
Amsted Industries Co., 5%, 3/15/2022 (n)		$1,250,000	$1,253,125
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,760,000	1,786,400
CFX Escrow Corp., 6%, 2/15/2024 (z)		335,000	348,819

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		$670,000	$713,128
EnerSys, 5%, 4/30/2023 (n)		2,420,000	2,407,900
Entegris, Inc., 4.625%, 2/10/2026 (n)		2,080,000	2,059,200
Gates Global LLC, 6%, 7/15/2022 (n)		872,000	875,409
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		1,625,000	1,673,750
TriMas Corp., 4.875%, 10/15/2025 (n)		2,490,000	2,452,650
			$13,570,381
Construction – 1.3%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$930,000	$142,988
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		807,000	120,041
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		1,940,000	1,904,207
Toll Brothers Finance Corp., 4.875%, 11/15/2025		965,000	971,031
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,720,000	1,608,200
			$4,746,467
Consumer Products – 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)		$895,000	$874,863
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		1,610,000	1,650,250
Energizer Holdings, Inc., 7.75%, 1/15/2027 (z)		115,000	122,475
			$2,647,588
Consumer Services – 2.1%
Cimpress N.V., 7%, 6/15/2026 (n)		$1,380,000	$1,328,250
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		1,405,000	1,436,613
Matthews International Corp., 5.25%, 12/01/2025 (n)		1,430,000	1,372,800
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		1,175,000	1,161,781
Realogy Group LLC, 9.375%, 4/01/2027 (z)		870,000	890,663
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,810,000	1,816,787
			$8,006,894
Containers – 4.7%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	510,000	$579,180
ARD Finance S.A., 7.125%, 9/15/2023		$1,075,000	1,070,969
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)		593,062	551,507
Berry Global Group, Inc., 5.5%, 5/15/2022		1,310,000	1,329,650
Berry Global Group, Inc., 6%, 10/15/2022		500,000	515,000
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)		1,005,000	969,192
Crown American LLC, 4.5%, 1/15/2023		1,442,000	1,456,420
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,120,000	1,082,200
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		775,000	778,720
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		1,475,000	1,408,625
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,824,000	1,878,720
Reynolds Group, 5.75%, 10/15/2020		741,367	742,294
Reynolds Group, 5.125%, 7/15/2023 (n)		960,000	975,600
Reynolds Group, 7%, 7/15/2024 (n)		370,000	381,146
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,575,000	1,625,384
Silgan Holdings, Inc., 4.75%, 3/15/2025		1,385,000	1,359,031
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		1,040,000	1,089,400
			$17,793,038
Electrical Equipment – 0.8%
CommScope Technologies LLC, 6%, 6/15/2025 (z)		$830,000	$806,926
CommScope Technologies LLC, 5%, 3/15/2027 (n)		2,385,000	2,114,732
			$2,921,658

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.4%
Qorvo, Inc., 5.5%, 7/15/2026 (n)	$2,090,000	$2,158,134
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	835,000	889,275
Sensata Technologies B.V., 5%, 10/01/2025 (n)	2,080,000	2,132,000
		$5,179,409
Emerging Market Quasi-Sovereign – 1.0%
DAE Funding LLC, 5.75%, 11/15/2023 (n)	$1,200,000	$1,233,000
DAE Funding LLC, 5%, 8/01/2024 (n)	2,465,000	2,495,812
		$3,728,812
Energy - Independent – 2.8%
Callon Petroleum Co., 6.375%, 7/01/2026	$1,745,000	$1,749,362
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	1,320,000	1,267,200
Diamondback Energy, Inc., 5.375%, 5/31/2025	1,400,000	1,461,250
Jagged Peak Energy LLC, 5.875%, 5/01/2026	845,000	837,860
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	1,690,000	1,706,900
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	430,000	423,550
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	1,875,000	1,865,625
Sanchez Energy Corp., 6.125%, 1/15/2023	1,180,000	159,300
SM Energy Co., 6.75%, 9/15/2026	1,235,000	1,184,056
		$10,655,103
Entertainment – 1.5%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$1,450,000	$1,355,460
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	1,795,000	1,853,338
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	2,685,000	2,653,102
		$5,861,900
Financial Institutions – 1.5%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$1,085,000	$1,103,988
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,710,000	2,813,386
Wand Merger Corp., 8.125%, 7/15/2023 (n)	1,575,000	1,622,250
		$5,539,624
Food & Beverages – 3.0%
Aramark Services, Inc., 4.75%, 6/01/2026	$1,620,000	$1,615,950
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	2,090,000	2,108,287
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,260,000	1,304,100
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	555,000	570,262
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	1,175,000	1,188,219
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	550,000	557,563
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	1,990,000	2,004,925
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	2,015,000	2,057,819
		$11,407,125
Gaming & Lodging – 4.5%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$1,420,000	$1,457,275
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	625,000	657,931
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	1,245,000	1,304,138
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	260,000	271,674
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	1,555,000	1,581,108
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	1,995,000	2,014,950
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)	1,225,000	1,218,875
MGM Growth Properties LLC, 4.5%, 9/01/2026	1,300,000	1,264,250
MGM Resorts International, 6.625%, 12/15/2021	765,000	817,594
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	1,540,000	1,540,000
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	920,000	925,750
Scientific Games Corp., 8.25%, 3/15/2026 (z)	560,000	571,564
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	1,660,000	1,684,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	$1,900,000	$1,876,250
		$17,186,259
Industrial – 0.9%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)	$1,405,000	$1,299,625
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	2,215,000	2,190,081
		$3,489,706
Insurance - Health – 0.8%
Centene Corp., 6.125%, 2/15/2024	$950,000	$995,410
Centene Corp., 5.375%, 6/01/2026 (n)	1,830,000	1,910,062
		$2,905,472
Insurance - Property & Casualty – 0.8%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$1,555,000	$1,438,375
Hub International Ltd., 7%, 5/01/2026 (n)	1,655,000	1,638,450
		$3,076,825
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$880,000	$909,700
Major Banks – 0.5%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	$1,745,000	$1,745,000
Medical & Health Technology & Services – 5.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023	$1,430,000	$1,438,937
Avantor, Inc., 9%, 10/01/2025 (n)	1,355,000	1,468,481
DaVita, Inc., 5%, 5/01/2025	1,045,000	1,001,371
Encompass Health Corp., 5.75%, 9/15/2025	695,000	706,294
HCA, Inc., 7.5%, 2/15/2022	1,430,000	1,577,004
HCA, Inc., 5%, 3/15/2024	1,430,000	1,516,076
HCA, Inc., 5.375%, 2/01/2025	2,335,000	2,475,100
HCA, Inc., 5.875%, 2/15/2026	1,005,000	1,085,400
HealthSouth Corp., 5.125%, 3/15/2023	1,375,000	1,392,555
HealthSouth Corp., 5.75%, 11/01/2024	500,000	506,250
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	1,310,000	1,210,113
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (z)	435,000	433,913
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	955,000	942,108
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	925,000	946,395
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	1,535,000	1,592,562
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	1,405,000	1,366,362
		$19,658,921
Medical Equipment – 0.8%
Teleflex, Inc., 5.25%, 6/15/2024	$1,360,000	$1,391,457
Teleflex, Inc., 4.875%, 6/01/2026	785,000	799,718
Teleflex, Inc., 4.625%, 11/15/2027	910,000	902,611
		$3,093,786
Metals & Mining – 4.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$945,000	$948,610
Big River Steel LLC, 7.25%, 9/01/2025 (z)	855,000	893,732
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,065,000	1,041,038
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	1,905,000	1,733,550
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	2,954,000	3,131,240
Kaiser Aluminum Corp., 5.875%, 5/15/2024	1,820,000	1,870,050
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	1,685,000	1,482,800
Novelis Corp., 5.875%, 9/30/2026 (n)	1,745,000	1,738,456
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	1,520,000	1,421,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	$920,000	$931,500
TMS International Corp., 7.25%, 8/15/2025 (n)	1,345,000	1,302,659
		$16,494,835
Midstream – 5.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$720,000	$730,800
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	920,000	938,400
Cheniere Energy, Inc., 5.875%, 3/31/2025	1,835,000	1,995,562
DCP Midstream Operating LP, 4.95%, 4/01/2022	772,000	790,335
DCP Midstream Operating LP, 3.875%, 3/15/2023	1,180,000	1,174,100
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	1,045,000	1,089,413
DCP Midstream Operating LP, 5.6%, 4/01/2044	815,000	774,250
Energy Transfer Operating Co., 5.875%, 1/15/2024	1,935,000	2,112,285
EnLink Midstream Partners LP, 4.4%, 4/01/2024	2,895,000	2,866,050
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	3,040,000	3,048,482
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	1,445,000	1,470,923
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	545,000	555,900
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	2,880,000	2,944,800
		$20,491,300
Network & Telecom – 0.5%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$1,725,000	$1,721,205
Oil Services – 0.8%
Apergy Corp., 6.375%, 5/01/2026	$1,735,000	$1,756,687
Diamond Offshore Drill Co., 5.7%, 10/15/2039	1,740,000	1,170,150
		$2,926,837
Oils – 1.0%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$2,690,000	$2,714,344
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	260,000	267,410
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	850,000	872,525
		$3,854,279
Pharmaceuticals – 1.3%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (z)	$1,065,000	$1,074,319
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	570,000	467,400
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	1,605,000	1,613,025
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	1,905,000	1,885,950
		$5,040,694
Printing & Publishing – 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$1,600,000	$1,580,000
TEGNA, Inc., 5.5%, 9/15/2024 (n)	1,290,000	1,302,900
		$2,882,900
Real Estate - Healthcare – 0.9%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$1,125,000	$1,157,344
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	2,215,000	2,253,762
		$3,411,106
Real Estate - Other – 0.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$2,085,000	$2,129,306
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	1,000,000	1,034,700
		$3,164,006

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.7%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$775,000	$778,875
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	1,895,000	1,912,766
		$2,691,641
Retailers – 1.1%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$915,000	$921,862
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	1,340,000	1,322,044
L Brands, Inc., 5.25%, 2/01/2028	1,095,000	975,919
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	795,000	791,025
		$4,010,850
Specialty Chemicals – 0.9%
Koppers, Inc., 6%, 2/15/2025 (n)	$1,065,000	$1,041,037
Univar USA, Inc., 6.75%, 7/15/2023 (n)	2,420,000	2,473,240
		$3,514,277
Specialty Stores – 0.3%
Penske Automotive Group Co., 5.375%, 12/01/2024	$300,000	$298,500
Penske Automotive Group Co., 5.5%, 5/15/2026	935,000	920,975
		$1,219,475
Supermarkets – 0.2%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$785,000	$792,850
Telecommunications - Wireless – 4.9%
Altice France S.A., 6.25%, 5/15/2024 (n)	$500,000	$503,750
Altice France S.A., 8.125%, 2/01/2027 (n)	1,285,000	1,299,456
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	750,000	750,000
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	1,450,000	1,272,375
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	1,171,000	749,440
Digicel International Finance Ltd., 8.75%, 5/25/2024 (z)	330,000	325,875
SBA Communications Corp., 4%, 10/01/2022	2,125,000	2,132,650
SBA Communications Corp., 4.875%, 9/01/2024	800,000	808,240
SFR Group S.A., 7.375%, 5/01/2026 (n)	440,000	431,200
Sprint Corp., 7.875%, 9/15/2023	925,000	968,937
Sprint Corp., 7.125%, 6/15/2024	3,115,000	3,161,725
Sprint Nextel Corp., 6%, 11/15/2022	2,080,000	2,096,224
T-Mobile USA, Inc., 6.5%, 1/15/2024	630,000	654,413
T-Mobile USA, Inc., 5.125%, 4/15/2025	1,190,000	1,218,262
T-Mobile USA, Inc., 6.5%, 1/15/2026	1,080,000	1,152,900
T-Mobile USA, Inc., 5.375%, 4/15/2027	910,000	940,713
		$18,466,160
Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$715,000	$728,299
Level 3 Financing, Inc., 5.375%, 5/01/2025	1,640,000	1,660,172
		$2,388,471
Transportation - Services – 0.2%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	$535,000	$493,538
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	748,000	396,440
		$889,978
Utilities - Electric Power – 2.4%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	$2,850,000	$2,860,687
Covanta Holding Corp., 5.875%, 3/01/2024	1,105,000	1,132,625
Covanta Holding Corp., 6%, 1/01/2027	1,160,000	1,160,000
Drax Finco PLC, 6.625%, 11/01/2025 (n)	1,480,000	1,502,200
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	2,175,000	2,158,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	$145,000	$141,375
		$8,955,575
Total Bonds		$356,636,239
Floating Rate Loans (r) – 0.7%
Broadcasting – 0.1%
Warner Music Group, Term Loan F, 4.623%, 11/01/2023	$319,000	$311,723
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 5.248%, 4/01/2024	$378,081	$373,490
Entertainment – 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 4.25%, 10/31/2023	$489,503	$486,443
Food & Beverages – 0.1%
U.S. Foods, Inc., Term Loan B, 4.498%, 6/27/2023	$317,368	$312,449
Medical & Health Technology & Services – 0.2%
DaVita, Inc., Term Loan B, 5.248%, 6/24/2021	$963,410	$962,206
Oil Services – 0.1%
Apergy Corp., Term Loan B, 5.028%, 5/09/2025	$429,721	$424,350
Total Floating Rate Loans		$2,870,661
Common Stocks – 0.3%
Oil Services – 0.3%
LTRI Holdings LP (a)(u)	1,115	$991,703
Convertible Bonds – 0.1%
Cable TV – 0.1%
DISH Network Corp., 3.375%, 8/15/2026	$570,000	$484,215
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	670	$670
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	670	335
Total Warrants				$1,005

Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 2.48% (v)	10,601,098	$10,601,098

Other Assets, Less Liabilities – 2.0%		7,477,472
Net Assets – 100.0%		$379,062,393
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,601,098 and $360,983,823, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $221,515,504, representing 58.4% of net assets.

Portfolio of Investments (unaudited) – continued
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ascend Learning LLC, 6.875%, 8/01/2025	2/12/19-3/20/19	$1,279,564	$1,316,719
Big River Steel LLC, 7.25%, 9/01/2025	3/11/19	883,856	893,732
CFX Escrow Corp., 6%, 2/15/2024	1/31/19	335,000	348,819
CommScope Technologies LLC, 6%, 6/15/2025	3/08/19	788,796	806,926
Core & Main LP, 6.125%, 8/15/2025	1/04/19-3/01/19	1,316,258	1,349,364
CWCapital Cobalt Ltd., CDO, “F”, FLR, 1.619% (0% cash or 1.619% PIK), (LIBOR - 3 mo. + 1.3%), 4/26/2050	4/12/06	1,104,732	120
Digicel International Finance Ltd., 8.75%, 5/25/2024	3/07/19	330,000	325,875
Eagle Holding Co. II LLC, 7.625%, 5/15/2022	3/06/19-3/08/19	1,076,607	1,074,319
Energizer Holdings, Inc., 7.75%, 1/15/2027	1/17/19	115,000	122,475
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	8/30/18	1,225,963	1,218,875
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024	3/20/19	439,350	433,913
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027	3/18/19-3/21/19	1,715,906	1,719,288
Realogy Group LLC, 9.375%, 4/01/2027	3/27/19-3/28/19	883,431	890,663
Scientific Games Corp., 8.25%, 3/15/2026	3/21/19-3/22/19	569,562	571,564
Total Restricted Securities			$11,072,652
% of Net assets			2.9%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 3/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	2,737,509	EUR	2,366,108	Goldman Sachs International	4/12/2019	$81,069
USD	170,619	EUR	147,282	NatWest Markets PLC	4/12/2019	5,266
						$86,335

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	6	$896,099	June – 2019	$(7,484)
U.S. Treasury Note 10 yr	Short	USD	51	6,335,156	June – 2019	(80,402)
						$(87,886)
At March 31, 2019, the fund had cash collateral of $66,369 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$1,005	$991,703	$992,708
Non-U.S. Sovereign Debt	—	3,728,812	—	3,728,812
U.S. Corporate Bonds	—	293,896,010	—	293,896,010
Asset-Backed Securities (including CDOs)	—	120	—	120
Foreign Bonds	—	59,495,512	—	59,495,512
Floating Rate Loans	—	2,870,661	—	2,870,661
Mutual Funds	10,601,098	—	—	10,601,098
Total	$10,601,098	$359,992,120	$991,703	$371,584,921
Other Financial Instruments
Futures Contracts - Liabilities	$(87,886)	$—	$—	$(87,886)
Forward Foreign Currency Exchange Contracts - Assets	—	86,335	—	86,335

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/18	$991,703
Change in unrealized appreciation or depreciation	0
Balance as of 3/31/19	$991,703
The net change in unrealized appreciation or depreciation from investments held as level 3 at March 31, 2019 is $0. At March 31, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,626,612	23,267,288	(22,292,802)	10,601,098
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(516)	$1,607	$—	$52,895	$10,601,098